CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated deficit [Member] Cumulative effect of change in accounting principle CNY (¥)	Accumulated deficit [Member] CNY (¥)	Cumulative effect of change in accounting principle CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2020	¥ 41			¥ 14,956		¥ (1,672,021)		¥ (1,657,024)
Balance (Shares) at Dec. 31, 2020 | shares	1,203,526,000
Preferred shares redemption value accretion			¥ (63,752)			(88,535)		(152,287)
Share-based payment compensation			283,291					283,291
Issuance of ordinary shares, net of issuance cost upon initial public offering	¥ 10		2,133,427					2,133,437
Issuance of ordinary shares, net of issuance cost upon initial public offering (Shares) | shares	300,000,000
Conversion of convertible redeemable preferred shares upon initial public offering	¥ 83		4,989,540					4,989,623
Conversion of convertible redeemable preferred shares upon initial public offering (Shares) | shares	2,437,739,290
Share repurchase			(16,546)					(16,546)
Share repurchase (Shares) | shares		(13,606,230)
Exercise of share options			3,460					3,460
Exercise of share options (Shares) | shares	15,142,550
Net profit (loss) for the year						(1,574,080)		(1,574,080)
Other comprehensive income (loss)				(36,448)				(36,448)
Balance at Dec. 31, 2021	¥ 134		7,329,420	(21,492)		(3,334,636)		3,973,426
Balance (Shares) at Dec. 31, 2021 | shares	3,956,407,840	(13,606,230)
Preferred shares redemption value accretion								0
Share-based payment compensation			112,026					112,026
Share repurchase		¥ (3)	(67,019)					(67,022)
Share repurchase (Shares) | shares		(70,748,340)
Exercise of share options	¥ 1		10,243					10,244
Exercise of share options (Shares) | shares	37,892,390
Net profit (loss) for the year						607,717		607,717
Other comprehensive income (loss)				129,737				129,737
Balance at Dec. 31, 2022	¥ 135	¥ (3)	7,384,670	108,245	¥ 2,265	(2,726,919)		4,766,128
Balance (Shares) at Dec. 31, 2022 | shares	3,994,300,230	(84,354,570)
Preferred shares redemption value accretion								0
Share-based payment compensation			133,869					133,869
Share repurchase		¥ (10)	(526,015)					(526,025)
Share repurchase (Shares) | shares		(303,236,220)
Exercise of share options	¥ 4	¥ 1	10,899					10,904
Exercise of share options (Shares) | shares	66,877,290	28,035,280
Net profit (loss) for the year						167,221		167,221
Other comprehensive income (loss)				35,862				35,862
Balance at Dec. 31, 2023	¥ 139	¥ (12)	¥ 7,003,423	¥ 144,107	¥ (2,265)	¥ (2,561,963)	¥ (2,265)	¥ 4,585,694	$ 645,881
Balance (Shares) at Dec. 31, 2023 | shares	4,061,177,520	(359,555,510)